Schedule IV - Schedule of Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Life insurance in-force
Gross Amount	$ 232,607	$ 236,517	$ 239,801	$ 249,728
Ceded to Other Companies	166,822	170,776	174,372	181,779
Assumed From Other Companies	158	166	173	378
Net Amount	$ 65,943	$ 65,907	$ 65,602	$ 68,327
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%	1.00%
Premiums Earned
Percentage of Amount Assumed to Net	16.00%	14.00%	16.00%	13.00%
Life insurance and annuities
Premiums Earned
Gross Amount	$ 1,170	$ 1,202	$ 2,201	$ 2,350
Ceded to Other Companies	798	804	1,550	1,602
Assumed From Other Companies	69	64	125	115
Net Amount	$ 441	$ 462	$ 776	$ 863
Percentage of Amount Assumed to Net	16.00%	14.00%	16.00%	13.00%
Accident health insurance
Premiums Earned
Gross Amount	$ 3	$ 8	$ 20	$ 25
Ceded to Other Companies	3	8	20	25
Assumed From Other Companies	0	0	0	0
Net Amount	$ 0	$ 0	$ 0	$ 0
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%	0.00%
Other reinsurers
Premiums Earned
Gross Amount	$ 1,173	$ 1,210	$ 2,221	$ 2,375
Ceded to Other Companies	801	812	1,570	1,627
Assumed From Other Companies	69	64	125	115
Net Amount	$ 441	$ 462	$ 776	$ 863